SCHEDULE OF AMOUNTS DUE TO RELATED PARTIES (Details) (Parenthetical) - Inneova Engineering Pte Ltd [Member]	May 31, 2026
Mr. Neo Chin Heng [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	25.00%
E U Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	50.00%
Shareholder [Member]
Related Party Transaction [Line Items]
Equity method investment ownership percentage	41.50%